Legal proceedings update (Details) $ in Millions	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
GREECE | Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, damages claimed		$ 1.2
Estimated financial effect of contingent liabilities, compensation for moral damages	$ 225.0
US | Sandoz [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	3,000